INCOME TAXES (Details) - Net Deferred Tax Assets [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Impairment of Intangible Asset	$ 0	$ 41,621	$ 0
Bad debt Expense	6,300	6,300	0
NOL Carryover	635,295	270,061	174,040
Sub Total	722,705	317,982	174,040
Valuation Allowance	(722,705)	(317,982)	(174,040)
Net deferred tax asset		0	0
Deferred Tax Asset, Total		(143,942)	(73,142)
Book Loss		$ (246,002)	(73,142)
Book Loss, percentage rate		21.00%
Permanent Difference:
Loss on Conversion of Shares		$ 89,460	0
Loss on Conversion of Shares, percentage rate		(8.00%)
Loss on exercise of warrants		$ 12,600	0
Stock based compensation	63,662
Amortization of intangible assets	17,448
Loss on exercise of warrants percentage rate		(1.00%)
Change in valuation		$ 143,942	73,142
Change in valuation, percentage rate		(12.00%)
Permanent Difference, Total		$ 0	0
Permanent Difference, percentage rate		0.00%
Book Loss, Total amount		$ (1,171,439)	$ (348,291)
Change in valuation allowance	$ (404,723)